LEASES (Tables)	6 Months Ended
Jun. 30, 2023
LEASES
Summary of operating leases

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Assets
Operating lease right-of-use assets	21,546	12,896	1,778
Liabilities
Operating lease liabilities, current	17,545	12,472	1,720
Operating lease liabilities, non-current	6,485	2,542	351
	24,030	15,014	2,071

Summary of future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of June 30, 2023:

	RMB	US$
		(Note 2)
For the years ending:
2023	9,245	1,275
2024	4,515	623
2025	1,623	224
2026	—	—
2027 and thereafter	—	—
Total undiscounted lease payments	15,383	2,122
Less: imputed interest	(369)	(51)
Total lease liabilities	15,014	2,071

Summary of lease cost and other information

	For the six months ended June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Lease cost
Operating lease cost	9,147	9,048	1,248
Short-term lease cost	534	1,015	140
Total lease cost	9,681	10,063	1,388
Other information
Cash paid for amounts included in the measurement of lease liabilities	7,200	9,436	1,301
Right-of-use assets obtained in exchange for new operating lease liabilities	1,010	—	—
Weighted-average remaining lease term	1.47 years	1.15 years	1.15 years
Weighted-average discount rate	5.0%	5.0%	5.0%